Income tax expenses - Deferred tax assets and liabilities (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2019 CNY (¥)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	¥ 0
Acquisition through a business combination (note 19)	4,523
Charged/(credited) to profit or loss	168
Balance at the end	4,691
Capitalized Contract Costs [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	0
Acquisition through a business combination (note 19)	0
Charged/(credited) to profit or loss	328
Balance at the end	328
Favorable Lease [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	0
Acquisition through a business combination (note 19)	4,523
Charged/(credited) to profit or loss	(160)
Balance at the end	¥ 4,363